Subsequent Events (Details) (LBM) In Thousands, unless otherwise specified	Feb. 25, 2013 USD ($) subsidiary location	Feb. 25, 2013 Subsequent Event GBP (£) location employee subsidiary
Subsequent Events
Purchase price	$ 41,167	£ 29,000
Number of subsidiaries of acquired company	2	2
Number of employees of acquired company		2,500
Number of locations of acquired company	6	6